Trade And Other Payables	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Trade and Other Payables
11.
TRADE AND OTHER PAYABLES

Trade payables

Trade payables are the amounts billed to the Company by the vendors and suppliers for goods delivered to or services consumed by the Company in the ordinary course of business. As of December 31, 2022, and June 30, 2023, the carrying amounts of those trade payables were $12,784,485 and $6,304,936, respectively and repayable on demand or within the pre-agreed credit terms.

Other payables

	December 31,	June 30,
	2022	2023
Payables for cash-settled long-term incentive plan (Note 17)	$234,448	$478,808
Payable for salaries and bonus	1,375,627	873,768
Payable for professional fee	560,578	767,368
Others	154,385	293,625
Ending balance	$2,325,038	$2,413,569
Maturity analysis:
On demand or within 1 year	$2,325,038	$2,413,569